PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalent	¥ 404,742	$ 58,867	¥ 98,191	$ 451	¥ 22,218	¥ 1,768
Amounts due from subsidiaries	20,671	887	25,304	0
Total current assets	1,228,692	178,706	1,111,136
Non-current assets:
Deferred cost, non-current	267	39	1,066
Total assets	4,585,394	666,915	3,465,390
Current liabilities:
Accrued expenses and other liabilities	418,006	60,796	385,919
Amount due to inter-companies	12,420	17,006	116,922	$ 0
Total current liabilities	870,265	126,573	1,108,171
Total liabilities	2,311,513	336,192	2,450,472
Shareholders' equity:
Treasury stock (12,261,555 and 12,175,155 as of December 31, 2017 and 2018, respectively)	(8)	(1)	(8)
Additional paid-in capital	1,758,937	255,827	1,860,763
Accumulated other comprehensive loss	(88,621)	(12,889)	(47,418)
Accumulated deficit	(1,232,991)	(179,331)	(879,393)
Total Concord Medical Services Holdings Limited shareholders' equity	437,422	63,621	934,049
Total liabilities, mezzanine equity and equity	4,585,394	666,915	3,465,390
Common Class A [Member]
Shareholders' equity:
Ordinary shares	68	10	105
Common Class B [Member]
Shareholders' equity:
Ordinary shares	37	5	0
Parent Company [Member]
Current assets:
Cash and cash equivalent	722	105	3,104
Amounts due from subsidiaries	503,087	73,171	414,692
Total current assets	503,809	73,276	417,796
Non-current assets:
Investments in subsidiaries	1,623,996	236,201	2,027,530
Deferred cost, non-current	0	0	800
Total assets	2,127,805	309,477	2,446,126
Current liabilities:
Short-term bank borrowings	249,202	36,245	512,221
Accrued expenses and other liabilities	29,310	4,263	16,871
Amount due to inter-companies	1,411,871	205,348	982,985
Total current liabilities	1,690,383	245,856	1,512,077
Total liabilities	1,690,383	245,856	1,512,077
Shareholders' equity:
Treasury stock (12,261,555 and 12,175,155 as of December 31, 2017 and 2018, respectively)	(8)	(1)	(8)
Additional paid-in capital	1,758,937	255,827	1,860,763
Accumulated other comprehensive loss	(88,621)	(12,889)	(47,418)
Accumulated deficit	(1,232,991)	(179,331)	(879,393)
Total Concord Medical Services Holdings Limited shareholders' equity	437,422	63,621	934,049
Total liabilities, mezzanine equity and equity	2,127,805	309,477	2,446,126
Parent Company [Member] | Common Class A [Member]
Shareholders' equity:
Ordinary shares	68	$ 10	105
Parent Company [Member] | Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 5		¥ 37		¥ 0